OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Operating Segments
Information by operating segment, reviewed

All transactions between operating segments are conducted on an arm’s length basis, with intra-segment revenue and costs being eliminated in “Other operations, adjustments and eliminations”. Income and expenses directly associated with each segment are included in determining business-segment performance.

	On December 31, 2022 - R$ thousands
	Banking	Insurance, pension and capitalization bonds	Other Activities	Eliminations	Managerial Income Statement	Proportionately consolidated (1)	Consolidation adjustments (2)	Adjustments (3)	Consolidated in accordance with IFRS
Revenue from financial intermediation	151,198,428	36,250,128	400,777	(1,121,214)	186,728,119	(2,624,549)	(2,167,017)	23,976,721	205,913,274
Expenses from financial intermediation (4)	(81,330,918)	(29,163,334)	(22)	1,121,214	(109,373,060)	484,249	4,765,294	(27,187,737)	(131,311,254)
Financial margin	69,867,510	7,086,794	400,755	-	77,355,059	(2,140,300)	2,598,277	(3,211,016)	74,602,020
Expected Credit Loss Associated with Credit Risk expense	(31,525,873)	-	-	-	(31,525,873)	43,142	-	7,696,293	(23,786,438)
Gross income from financial intermediation	38,341,637	7,086,794	400,755	-	45,829,186	(2,097,158)	2,598,277	4,485,277	50,815,582
Other income from insurance, pension plans and capitalization bonds	-	7,425,337	-	35,507	7,460,844	-	-	661,773	8,122,617
Fee and commission income and income from banking fees	33,802,362	1,701,005	7,274	(36,169)	35,474,472	(4,977,457)	(1,976,003)	(1,386,805)	27,134,207
Personnel expenses	(20,321,773)	(2,377,250)	(4,284)	-	(22,703,307)	763,928	-	256,023	(21,683,356)
Other administrative expenses (5)	(20,949,621)	(1,635,857)	(7,895)	530,420	(22,062,953)	1,035,520	(594,059)	(1,552,247)	(23,173,739)
Tax expenses	(6,880,656)	(1,188,335)	(18,530)	-	(8,087,521)	521,838	-	-	(7,565,683)
Share of profit (loss) of associates and jointly controlled entities	107,424	125,038	-	-	232,462	1,170,081	-	(46,617)	1,355,926
Other operating income / expenses	(8,457,925)	(500,429)	(5,254)	(1,342,588)	(10,306,196)	1,736,829	(28,215)	(2,746,029)	(11,343,611)
Operating profit/(loss)	15,641,448	10,636,303	372,066	(812,830)	25,836,987	(1,846,419)	-	(328,625)	23,661,943
Non-operating income/(expense)	426,197	127,478	-	-	553,675	(5,669)	-	-	548,006
Income Tax/Soc. Contrib. and non-controlling interests	(2,112,804)	(4,248,857)	(109,659)	812,830	(5,658,490)	1,852,088	-	813,649	(2,992,753)
Net Income for the year ended on December 31, 2022	13,954,841	6,514,924	262,407	-	20,732,172			485,024	21,217,196
Total assets	1,571,006,747	371,322,607	3,871,114	(115,953,851)	1,830,246,617	(10,617,211)	(40,304,939)	20,291,208	1,799,615,675
Investments in associates and joint ventures	68,419,475	2,950,880	1,191	(67,811,381)	3,560,165	5,481,876	-	(71,528)	8,970,513
Total liabilities	1,384,018,647	338,204,857	154,249	(48,142,468)	1,674,235,285	(10,617,211)	(40,304,939)	17,561,276	1,640,874,411

(1) Refers to: consolidation adjustments, originating from proportionally consolidated companies (Grupo Cielo, Grupo Alelo, Crediare, etc.) for management purposes;

(2) Consolidation adjustments originating from the “non-consolidation” of exclusive funds;

(3) Adjustments due to the differences of the accounting standards used in the management reports and in the financial statements of the Company that were prepared in accordance with IFRS. The main adjustments refer to the expected loss for financial assets, business models, and effective interest rates and business combinations;

(4) Includes, in the Consolidated Financial Statements, the balances referring to “Net gains / (losses) on financial assets and liabilities at fair value through profit or loss”, “Net gains / (losses) on financial assets at fair value through other comprehensive income” and “Net gains / (losses) from operations in foreign currency”; and

(5) Includes, in the Consolidated Financial Statements, the balances referring to depreciation and amortization.

	On December 31 2021 - thousand R$
	Banking	Insurance, pension and capitalization bonds	Other Activities	Eliminations	Managerial Income Statement	Proportionately consolidated (1)	Consolidation adjustments (2)	Adjustments (3)	Consolidated in accordance with IFRS
Revenue from financial intermediation	98,849,913	20,204,517	159,242	(186,196)	119,027,476	(612,023)	1,135,111	5,892,867	125,443,431
Expenses from financial intermediation (4)	(34,560,608)	(13,192,413)	(752)	211,047	(47,542,726)	161,179	1,335,070	(9,074,846)	(55,121,323)
Financial margin	64,289,305	7,012,104	158,490	24,851	71,484,750	(450,844)	2,470,181	(3,181,979)	70,322,108
Expected Credit Loss Associated with Credit Risk expense	(15,500,157)	-	-	-	(15,500,157)	72,047	-	5,813,901	(9,614,209)
Gross income from financial intermediation	48,789,148	7,012,104	158,490	24,851	55,984,593	(378,797)	2,470,181	2,631,922	60,707,899
Other income from insurance, pension plans and capitalization bonds	-	5,177,940	-	13,385	5,191,325	-	-	1,503,053	6,694,378
Fee and commission income and income from banking fees	31,866,568	1,779,999	767,505	(605,756)	33,808,316	(4,229,902)	(2,049,179)	(1,496,228)	26,033,007
Personnel expenses	(18,425,804)	(2,040,452)	(386,462)	67	(20,852,651)	671,693	-	167,266	(20,013,692)
Other administrative expenses (5)	(19,676,660)	(1,494,814)	(779,724)	1,128,510	(20,822,688)	1,488,706	(361,913)	(2,070,160)	(21,766,055)
Tax expenses	(6,340,354)	(983,979)	(112,654)	-	(7,436,987)	608,530	-	-	(6,828,457)
Share of profit (loss) of associates and jointly controlled entities	7,505	98,692	38,192	-	144,389	719,746	-	(442,631)	421,504
Other operating income / expenses	(13,689,730)	(721,996)	166,027	(561,057)	(14,806,756)	643,235	(59,089)	2,063,496	(12,159,114)
Operating profit/(loss)	22,530,673	8,827,494	(148,626)	-	31,209,541	(476,789)	-	2,356,718	33,089,470
Non-operating income/(expense)	(308,942)	36,765	18	-	(272,159)	35,056	-	-	(237,103)
Income Tax/Soc. Contrib. and non-controlling interests	(5,522,891)	(3,520,279)	51,476	-	(8,991,694)	441,733	-	(921,602)	(9,471,563)
Net Income for the year ended on December 31, 2021	16,698,840	5,343,980	(97,132)	-	21,945,688	-	-	1,435,116	23,380,804
Total assets on December 31, 2021	1,485,771,990	342,175,848	5,495,625	(138,226,247)	1,695,217,216	(10,413,213)	(31,138,435)	21,906,625	1,675,572,193
Investments in affiliates and joint venture on December 31, 2021	70,811,964	2,640,563	405,587	(71,396,385)	2,461,729	5,132,515	-	(36,678)	7,557,566
Total liabilities on December 31, 2021	1,303,885,088	308,096,509	1,300,120	(66,829,862)	1,546,451,855	(10,413,213)	(31,138,435)	20,443,279	1,525,343,486

(1) Refers to: consolidation adjustments, originating from proportionally consolidated companies (Grupo Cielo, Grupo Alelo, Crediare, etc.) for management purposes;

(2) Consolidation adjustments originating from the “non-consolidation” of exclusive funds;

(3) Adjustments due to the differences of the accounting standards used in the management reports and in the financial statements of the Company that were prepared in accordance with IFRS. The main adjustments refer to the expected loss for financial assets, business models and effective interest rate and business combinations;

(4) Includes, in the Consolidated Financial Statements, the balances referring to “Net gains / (losses) on financial assets and liabilities at fair value through profit or loss”, “Net gains / (losses) on financial assets at fair value through other comprehensive income” and “Net gains / (losses) from operations in foreign currency”; and

(5) Icludes, in the Consolidated Financial Statements, the balances referring to depreciation and amortization.

	On December 31, 2020 - R$ thousands
	Banking	Insurance, pension and capitalization bonds	Other Activities	Eliminations	Managerial Income Statement	Proportionately consolidated (1)	Consolidation adjustments (2)	Adjustments (3)	Consolidated in accordance with IFRS
Revenue from financial intermediation	74,335,609	22,444,253	109,663	(111,074)	96,778,451	484,720	(3,521,128)	4,687,074	98,429,117
Expenses from financial intermediation (4)	(23,937,104)	(18,341,232)	(455)	118,931	(42,159,860)	(40,645)	1,051,877	(7,427,059)	(48,575,687)
Financial margin	50,398,505	4,103,021	109,208	7,857	54,618,591	444,075	(2,469,251)	(2,739,985)	49,853,430
Expected Credit Loss Associated with Credit Risk expense	(25,268,087)	-	-	-	(25,268,087)	(104,072)	-	5,826,884	(19,545,275)
Gross income from financial intermediation	25,130,418	4,103,021	109,208	7,857	29,350,504	340,003	(2,469,251)	3,086,899	30,308,155
Other income from insurance, pension plans and capitalization bonds	-	8,074,969	-	23,773	8,098,742	-	-	-	8,098,742
Fee and commission income and income from banking fees	30,307,248	1,875,701	448,292	(203,830)	32,427,411	4,031,391	2,164,111	(13,686,459)	24,936,454
Personnel expenses	(17,714,158)	(1,903,919)	(174,340)	62	(19,792,355)	(631,755)	-	1,458,633	(18,965,477)
Other administrative expenses (5)	(19,349,706)	(1,524,278)	(340,464)	674,656	(20,539,792)	(1,442,189)	218,055	358,770	(21,405,156)
Tax expenses	(5,476,957)	(1,038,918)	(74,502)	-	(6,590,377)	(541,474)	-	1,082,949	(6,048,902)
Share of profit (loss) of associates and jointly controlled entities	(271)	98,937	16,222	-	114,888	(634,424)	-	964,394	444,858
Other operating income / expenses	(15,634,441)	(1,033,754)	102,438	(502,518)	(17,068,275)	(678,421)	87,085	4,861,111	(12,798,500)
Operating profit/(loss)	(2,737,867)	8,651,759	86,854	-	6,000,746	443,131	-	(1,873,703)	4,570,174
Non-operating income/(expense)	(284,469)	(197,204)	1,100	-	(480,573)	(14,306)	-	-	(494,879)
Income Tax/Soc. Contrib. and non-controlling interests	14,508,637	(3,425,110)	(57,123)	-	11,026,404	(428,825)	-	1,361,087	11,958,666
Net Income for the year ended on December 31, 2020	11,486,301	5,029,445	30,831	-	16,546,577			(512,616)	16,033,961
Total assets on December 31, 2020	1,435,481,875	338,923,828	5,658,304	(135,259,892)	1,644,804,115	(9,364,134)	(44,400,937)	13,614,746	1,604,653,790
Investments in affiliates and joint venture on December 31, 2020	77,091,501	1,856,796	60,271	(77,139,456)	1,869,112	5,177,598	-	340,130	7,386,840
Total liabilities on December 31, 2020	1,291,779,235	338,923,828	5,658,304	(135,259,892)	1,501,101,475	(9,364,134)	(44,400,937)	11,200,012	1,458,536,416

(1) Refers to: consolidation adjustments, originating from proportionally consolidated companies (Grupo Cielo, Grupo Alelo, Crediare, etc.) for management purposes;

(2) Consolidation adjustments originating from the “non-consolidation” of exclusive funds;

(3) Adjustments due to the differences of the accounting standards used in the management reports and in the financial statements of the Company that were prepared in accordance with IFRS. The main adjustments refer to the expected loss for financial assets, business models and effective interest rate and business combinations;

(4) Includes, in the Consolidated Financial Statements, the balances referring to “Net gains / (losses) on financial assets and liabilities at fair value through profit or loss”, “Net gains / (losses) on financial assets at fair value through other comprehensive income” and “Net gains / (losses) from operations in foreign currency”; and

(5) Icludes, in the Consolidated Financial Statements, the balances referring to depreciation and amortization.